Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Jackpot Liabilities Recorded as Current and Non-current Liabilities	Jackpot liabilities are recorded as current and non-current liabilities as follows:

($ in millions)	December 31, 2021
Current liabilities	66
Non-current liabilities	130
196

Schedule of Future Jackpot Payments
Future jackpot liabilities as of December 31, 2021 are due as follows:

($ in millions)	Previous Winners	Future Winners	Total
2022	25	41	66
2023	20	10	31
2024	18	1	18
2025	15	1	16
2026	13	1	13
Thereafter	72	8	79
Future jackpot payments due	163	60	223
Unamortized discounts			(27)
Total jackpot liabilities			196